INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes [Abstract]
Disclosure of income taxes	Income tax expense is as follows:

	For the years ended December 31,
	2020	2019	2018
	(€ thousand)
Current tax expense	120,115	137,303	95,076
Deferred tax (benefit)/expense	(62,474)	32,145	66,325
Taxes relating to prior periods	514	7,208	(145,084)
Total income tax expense	58,155	176,656	16,317

Income tax reconciliation	The table below provides a reconciliation between actual income tax expense and the theoretical income tax expense, calculated on the basis of the applicable corporate tax rate in effect in Italy, which was 24.0 percent for each of the years ended December 31, 2020, 2019 and 2018.

	For the years ended December 31,
	2020	2019	2018
	(€ thousand)
Theoretical income tax expense, net of IRAP	160,088	210,088	192,706
Tax effect on:
Permanent and other differences	(129,016)	(76,187)	(58,877)
Effect of changes in tax rates and tax regulations	800	733	—
Differences between foreign tax rates and the theoretical Italian tax rate and tax holidays	1,734	3,457	1,216
Taxes relating to prior years	514	7,208	(145,084)
Withholding tax on earnings	1,373	3,360	1,514
Total income tax expense/(benefit), net of IRAP	35,493	148,659	(8,525)
Effective tax rate, net of IRAP	5.3%	17.0%	(1.1)%
IRAP (current and deferred)	22,662	27,997	24,842
Total income tax expense	58,155	176,656	16,317

Disclosure of deferred tax liabilities
The analysis of deferred tax assets and deferred tax liabilities at December 31, 2020 and 2019, is as follows:

	At December 31,
	2020	2019
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	95,209	16,445
To be recovered within 12 months	57,012	57,238
	152,221	73,683
Deferred tax liabilities:
To be realized after 12 months	(96,179)	(77,334)
To be realized within 12 months	(17,295)	(4,874)
	(113,474)	(82,208)
Net deferred tax assets/(liabilities)	38,747	(8,525)

Disclosure of deferred tax assets
The analysis of deferred tax assets and deferred tax liabilities at December 31, 2020 and 2019, is as follows:

	At December 31,
	2020	2019
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	95,209	16,445
To be recovered within 12 months	57,012	57,238
	152,221	73,683
Deferred tax liabilities:
To be realized after 12 months	(96,179)	(77,334)
To be realized within 12 months	(17,295)	(4,874)
	(113,474)	(82,208)
Net deferred tax assets/(liabilities)	38,747	(8,525)

Disclosure of deferred income tax liabilities	The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

	At December 31, 2019	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2020
	(€ thousand)
Deferred tax assets arising on:
Provisions	100,298	(8,748)	—	(887)	90,663
Deferred income	53,843	(1,602)	—	—	52,241
Employee benefits	2,930	—	1	—	2,931
Foreign currency exchange rate differences	1,437	(920)	—	(1)	516
Cash flow hedge reserve	1,786	—	(1,786)	—	—
Inventory obsolescence	51,972	10,032	—	(278)	61,726
Allowances for doubtful accounts	5,407	239	—	(3)	5,643
Depreciation	17,564	(10)	—	(3)	17,551
Trademark step-up	—	83,700	—	—	83,700
Patent box	—	27,902	—	—	27,902
Other	17,695	(8,298)	—	(3,370)	6,027
Total deferred tax assets	252,932	102,295	(1,785)	(4,542)	348,900
Deferred tax liabilities arising on:
Depreciation	(8,881)	764	—	567	(7,550)
Capitalization of development costs	(224,851)	(39,238)	—	2	(264,087)
Employee benefits	(750)	(94)	—	—	(844)
Foreign currency exchange rate differences	(399)	(160)	—	—	(559)
Cash flow hedge reserve	—	—	(9,505)	—	(9,505)
Tax on undistributed earnings	(13,983)	(1,878)	—	—	(15,861)
Other	(12,593)	785	—	61	(11,747)
Total deferred tax liabilities	(261,457)	(39,821)	(9,505)	630	(310,153)
Total net deferred tax assets/(liabilities)	(8,525)	62,474	(11,290)	(3,912)	38,747

	At December 31, 2018	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2019
	(€ thousand)
Deferred tax assets arising on:
Provisions	108,147	(8,181)	—	332	100,298
Deferred income	51,578	2,265	—	—	53,843
Employee benefits	2,474	—	456	—	2,930
Cash flow hedge reserve	1,176	—	610	—	1,786
Foreign currency exchange rate differences	859	578	—	—	1,437
Inventory obsolescence	38,275	13,626	—	71	51,972
Allowances for doubtful accounts	4,301	1,104	—	2	5,407
Depreciation	17,241	321	—	2	17,564
Other	11,147	5,858	—	690	17,695
Total deferred tax assets	235,198	15,571	1,066	1,097	252,932
Deferred tax liabilities arising on:
Depreciation	(9,303)	572	—	(150)	(8,881)
Capitalization of development costs	(171,707)	(53,144)	—	—	(224,851)
Employee benefits	(670)	(80)	—	—	(750)
Exchange rate differences	(149)	(251)	—	1	(399)
Cash flow hedge reserve	(1)	1	—	—	—
Tax on undistributed earnings	(16,371)	2,388	—	—	(13,983)
Other	(15,395)	2,798	—	4	(12,593)
Total deferred tax liabilities	(213,596)	(47,716)	—	(145)	(261,457)
Total net deferred tax assets	21,602	(32,145)	1,066	952	(8,525)

Disclosure of deferred income tax assets	The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

	At December 31, 2019	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2020
	(€ thousand)
Deferred tax assets arising on:
Provisions	100,298	(8,748)	—	(887)	90,663
Deferred income	53,843	(1,602)	—	—	52,241
Employee benefits	2,930	—	1	—	2,931
Foreign currency exchange rate differences	1,437	(920)	—	(1)	516
Cash flow hedge reserve	1,786	—	(1,786)	—	—
Inventory obsolescence	51,972	10,032	—	(278)	61,726
Allowances for doubtful accounts	5,407	239	—	(3)	5,643
Depreciation	17,564	(10)	—	(3)	17,551
Trademark step-up	—	83,700	—	—	83,700
Patent box	—	27,902	—	—	27,902
Other	17,695	(8,298)	—	(3,370)	6,027
Total deferred tax assets	252,932	102,295	(1,785)	(4,542)	348,900
Deferred tax liabilities arising on:
Depreciation	(8,881)	764	—	567	(7,550)
Capitalization of development costs	(224,851)	(39,238)	—	2	(264,087)
Employee benefits	(750)	(94)	—	—	(844)
Foreign currency exchange rate differences	(399)	(160)	—	—	(559)
Cash flow hedge reserve	—	—	(9,505)	—	(9,505)
Tax on undistributed earnings	(13,983)	(1,878)	—	—	(15,861)
Other	(12,593)	785	—	61	(11,747)
Total deferred tax liabilities	(261,457)	(39,821)	(9,505)	630	(310,153)
Total net deferred tax assets/(liabilities)	(8,525)	62,474	(11,290)	(3,912)	38,747

	At December 31, 2018	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2019
	(€ thousand)
Deferred tax assets arising on:
Provisions	108,147	(8,181)	—	332	100,298
Deferred income	51,578	2,265	—	—	53,843
Employee benefits	2,474	—	456	—	2,930
Cash flow hedge reserve	1,176	—	610	—	1,786
Foreign currency exchange rate differences	859	578	—	—	1,437
Inventory obsolescence	38,275	13,626	—	71	51,972
Allowances for doubtful accounts	4,301	1,104	—	2	5,407
Depreciation	17,241	321	—	2	17,564
Other	11,147	5,858	—	690	17,695
Total deferred tax assets	235,198	15,571	1,066	1,097	252,932
Deferred tax liabilities arising on:
Depreciation	(9,303)	572	—	(150)	(8,881)
Capitalization of development costs	(171,707)	(53,144)	—	—	(224,851)
Employee benefits	(670)	(80)	—	—	(750)
Exchange rate differences	(149)	(251)	—	1	(399)
Cash flow hedge reserve	(1)	1	—	—	—
Tax on undistributed earnings	(16,371)	2,388	—	—	(13,983)
Other	(15,395)	2,798	—	4	(12,593)
Total deferred tax liabilities	(213,596)	(47,716)	—	(145)	(261,457)
Total net deferred tax assets	21,602	(32,145)	1,066	952	(8,525)